Organization	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization:

Morgan Stanley Smith Barney Charter Aspect L.P. (“Charter Aspect”) is, and Morgan Stanley Smith Barney Charter Campbell L.P. (“Charter Campbell”) (Partnership in Liquidation) and Morgan Stanley Smith Barney Charter WNT L.P. (“Charter WNT”) (Partnership in Liquidation) were, limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 4, “Financial Instruments”). Charter Aspect, Charter Campbell and Charter WNT are each referred to individually as a “Partnership”, or collectively as the “Partnerships”. The General Partner (as defined below) may determine to invest up to all of Charter Aspect’s assets in United States (“U.S.”) Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates. Prior to December 31, 2016, the General Partner may have also determined to invest up to all of Charter Campbell’s and Charter WNT’s assets in U.S. Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates. On December 13, 2016, the General Partner determined to terminate the management agreement by and among Campbell & Company Inc. (“Campbell”), Charter Campbell and the General Partner effective the close of business on December 31, 2016. Additionally, on December 13, 2016, the General Partner determined to terminate the management agreement by and among Winton Capital Management Limited (“Winton”), Charter WNT and the General Partner effective the close of business on December 31, 2016. Charter Campbell and Charter WNT terminated operations on December 31, 2016. As a result, Charter Campbell and Charter WNT changed their respective basis of accounting from the going concern basis to liquidation basis. Liquidation basis accounting requires Charter Campbell and Charter WNT to record assets and liabilities at values to be received or paid in liquidation.

Ceres Managed Futures LLC (“Ceres”), a Delaware limited liability company, acts as the general partner and commodity pool operator of Charter Aspect. Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), Ceres also acted as the general partner and commodity pool operator of Charter Campbell and Charter WNT. Ceres, in its capacity as general partner of the Partnerships, is referred to as the “General Partner”. At December 31, 2016, Ceres was a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). MSSBH was ultimately owned by Morgan Stanley. Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”). At December 31, 2016, Morgan Stanley Wealth Management was a principal subsidiary of MSSBH.

The clearing commodity broker for Charter Aspect is Morgan Stanley & Co. LLC (“MS&Co.”). Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), MS&Co. also acted as the clearing commodity broker for Charter Campbell and Charter WNT. Charter Aspect deposits a portion of its cash in a non-trading account at JPMorgan Chase Bank, N.A. (“JPMorgan Chase”). Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), Charter Campbell and Charter WNT also deposited a portion of their cash in non-trading accounts at JPMorgan Chase. MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts for Charter Aspect. Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), MS&Co. was also acting as a counterparty on all trading of foreign currency forward contracts for Charter Campbell and Charter WNT. MS&Co. is a wholly-owned subsidiary of Morgan Stanley.

On December 31, 2016, the General Partner liquidated Charter Campbell’s Futures Interests and contributed the cash proceeds of such liquidation along with Charter Campbell’s remaining cash (other than the portion needed for Charter Campbell’s final expenses) to Potomac Futures Fund L.P. (“Potomac”) in exchange for units of limited partnership of Potomac (“Potomac Units”). As of the close of business on December 31, 2016, the General Partner effected a pro-rata in-kind distribution of the Potomac Units to all of Charter Campbell’s partners as of that date. Following the distribution, each partner in Charter Campbell owns Potomac Units equal in value to such partner’s interest in Charter Campbell as of the close of business on December 31, 2016. Following such distribution, all units of limited partnership in Charter Campbell had a net asset value of zero. Charter Campbell has been dissolved and terminated in accordance with the terms of its limited partnership agreement. Charter Campbell’s loss carryforward was transferred to Potomac as of the close of business on December 31, 2016.

On December 31, 2016, the General Partner liquidated Charter WNT’s Futures Interests and contributed the cash proceeds of such liquidation along with Charter WNT’s remaining cash (other than the portion needed for Charter WNT’s final expenses) to Managed Futures Premier Abingdon L.P. (“Abingdon”) in exchange for units of limited partnership of Abingdon (“Abingdon Units”). As of the close of business on December 31, 2016, the General Partner effected a pro-rata in-kind distribution of the Abingdon Units to all of Charter WNT’s partners as of that date. Following the distribution, each partner in Charter WNT owns Abingdon Units equal in value to such partner’s interest in Charter WNT as of the close of business on December 31, 2016. Following such distribution, all units of limited partnership in Charter WNT had a net asset value of zero. Charter WNT has been dissolved and terminated in accordance with the terms of its limited partnership agreement. Charter WNT’s loss carryforward was transferred to Abingdon as of the close of business on December 31, 2016.

Ceres is required to maintain in Charter Aspect, and prior to December 31, 2016, was required to maintain in each of Charter Campbell and Charter WNT, a 1% minimum interest in the equity of each Partnership.

In July 2015, the General Partner delegated certain administrative functions to SS&C Technologies, Inc., a Delaware corporation, currently doing business as SS&C GlobeOp (the “Administrator”). Pursuant to a master services agreement, the Administrator furnishes certain administrative, accounting, regulatory reporting, tax and other services as agreed from time to time. In addition, the Administrator maintains certain books and records of Charter Aspect. Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), the Administrator also maintained certain books and records of Charter Campbell and Charter WNT. The General Partner pays or reimburses Charter Aspect, and paid or reimbursed Charter Campbell and Charter WNT, from the General Partner fee it receives or received, the ordinary administrative expenses of the Partnerships. This includes or included the expenses related to the engagement of the Administrator. Therefore, the engagement of the Administrator did not impact the Partnerships’ respective break-even points.